Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (9,327,606)	$ (8,187,182)	$ (8,200,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	404,598	243,334	302,100
Amortization of debt issuance costs and debt discount		539,975	592,874
Share-based compensation	1,153,787	1,004,392	235,404
Non-cash interest	449,147		313,404
Loss on initial issuance of private warrants			2,829,065
Change in fair market value of warrant liabilities		128,051	(497,759)
Change in fair market value of convertible note	(345,396)
Conversion inducement expense	129,259
Shares issued to vendors in exchange for services		483,000
Gain from extinguishment of debt			(115,678)
Changes in operating assets and liabilities:
Accounts receivable	45,383	(2,006,568)	(1,309,208)
Unbilled receivables	1,070,440	(596,082)	(241,483)
Account receivable – related party			24,010
Prepaid expense and other assets	288,272	(684,100)	(591,520)
Security deposits	11,457	16,936
Accounts payable	(181,880)	(292,520)	526,375
Accrued expenses	435,193	810,823	163,223
Income tax payable	76,662	70,222	40,264
Net cash used in operating activities	(5,790,684)	(8,469,719)	(5,929,734)
Cash flows from investing activities:
Capitalization of software development costs	(328,645)	(363,665)	(457,874)
Purchase of property and equipment	(34,724)	(16,913)	(12,528)
Net cash used in investing activities	(363,369)	(380,578)	(470,402)
Cash flows from financing activities:
Proceeds from convertible notes	7,675,000		3,608,842
Proceeds from warrant exercises		2,100	191,457
Proceeds from notes payable, net of discounts		400,000	2,620,000
Repayment of note payable		(400,000)
Repayment of insurance financing payable	(346,524)	(399,633)	(18,946)
Proceeds from stock option exercises		189,216
Repayment of short-term borrowings	(19,385,421)	(22,554,467)	(19,273,922)
Proceeds from short-term borrowings	18,857,667	24,169,960	19,705,788
Proceeds from issuance of ordinary shares		2,356,178
Proceeds from issuance of series A4 preferred stock		2,500,000
Proceeds from issuance of series preferred B		3,500,000
Payment for issuance costs		(3,190,866)
Net cash provided by financing activities	6,800,722	6,572,488	6,833,219
Net increase (decrease) in cash and cash equivalents	646,669	(2,277,809)	433,083
Effect of exchange rate changes on cash and cash equivalents	(99,564)	(37,184)	(46,581)
Cash, cash equivalents and restricted cash at beginning of the period	1,013,000	3,327,993	2,941,491
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	1,560,105	1,013,000	3,327,993
Supplemental disclosure of cash flow information
Cash paid for interest	816,819	392,018	263,788
Supplemental disclosure of non-cash activity
Conversion of convertible notes to preferred stock at the Merger		7,878,025
Issuance of preferred stock from exercise of warrants		3,312,093
Financing of insurance premiums	341,653	409,575	27,066
Debt discount in connection with note payable			30,000
Elimination of notes payable from consolidation upon Merger		2,450,000
Repayment of note payable through the issuance of series A4 shares		200,000
Issuance of ordinary shares for professional services		270,000
Conversion of convertible notes to preferred stock	7,054,065
Conversion of convertible notes to ordinary shares	1,040,000
Conversion of preferred stock to ordinary shares	1,368,907	60,218
Conversion of warrants to ordinary shares	60,253	4,825
Reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheet
Cash and cash equivalents	1,560,105	1,013,000	3,152,993
Restricted cash in escrow			$ 175,000